UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

133 East Cook Ave

Libertyville, Illinois                      60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

133 East Cook Ave

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE FORESTER VALUE FUND

	Schedule Of Investments
	June 30, 2006 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

Bottled & Canned Soft Drinks
5,900	Coca Cola Enterprises, Inc.	$ 120,183	3.38%

Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties
1,880	Heinz H.J. Co.	77,494	2.18%

Commercial Banks, NEC
2,680	Citigroup, Inc.	129,283	3.63%

Electric & Other Services Combined
1,610	Exelon Corp.	91,496
900	Sempra Energy	40,932
		132,428	3.72%
Fats & Oils
1,940	Archer Daniels-Midland Co.	80,083	2.25%

Fire, Marine & Casualty Insurance
1,860	American International Group, Inc.	109,833
2,800	St. Paul Travelers Co.	124,824
		234,657	6.59%
Food And Kindred Products
1,690	Altria Group, Inc.	124,097
4,620	Sara Lee Corp.	74,012
		198,109	5.56%

Men's & Boys' Furnishings, Work Clothing, & Allied Garmets
1,900	V.F. Corp.	129,048	3.62%

Motor Vehicles & Passenger Car Bodies
5,000	Ford Motor Corp.	34,650	0.97%

National Commercial Banks
2,810	Bank of America Corp.	135,161
1,670	Wachovia Corp.	90,314
		225,475	6.33%
Petroleum Refining
1,250	Chevron Corp.	77,575
1,090	ConocoPhillips Co.	71,428
		149,003	4.19%
Pharmaceutical Preparations
5,060	Pfizer Inc.	118,758
1,900	Johnson & Johnson	113,848
2,740	Wyeth	121,683
		354,289	9.95%
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers
1,000	Dow Chemical Co.	39,030	1.10%

Plastic Products, NEC
3,600	Newell Rubbermaid, Inc.	92,988	2.61%

Public Building & Related Furniture
1,000	Johnson Controls, Inc.	82,220	2.31%

Radiotelephone Communications
980	Dominion Resources, Inc.	73,294	2.06%

Retail - Deparment Stores
800	J. C. Penney, Inc.	54,008
500	Kohls Corp.*	29,560
		83,568	2.35%

Retail - Eating Places
2,700	McDonalds Corp.	90,720	2.55%

Retail - Family Clothing Stores
4,560	Gap, Inc.	79,344	2.23%

Retail - Grocery Store
3,930	Kroger Co.	85,910	2.41%

Services - Computer Programming
6,000	Novell, Inc.*	39,780	1.12%

Ship & Boat Building & Repairing
1,350	General Dynamics Corp.	88,371	2.48%

Surgical & Medical Instruments
3,220	Boston Scientific Corp.*	54,225	1.52%

Telephone Communications
2,380	Verizon Communications, Inc.	79,706	2.24%

Transportation Services
720	FDX Corp.	84,139	2.36%

Wholesale - Drugs, Proprietaries
1,290	Cardinal Health, Inc.	82,986	2.33%

TOTAL COMMON STOCKS (Cost $2,827,027)		2,920,983	82.04%

PUT OPTIONS Common Stock/Expiration/Exercise
Underlying Security
Expiration Date/Exercise Price

S & P Depositary Receipts
5,000	July 540 Puts	1,250
6,500	July 560 Puts	8,125
5,000	July 570 Puts	11,500
TOTAL PUTS OPTIONS		20,875	0.59%
	(Premiums Paid $104,894)
Short-Term Investments
1,215,751	Huntington Money Market Fund IV 4.19% (a)	1,215,751	34.15%
	(Cost $1,215,751)
367	Huntington Treasury Money Market IV 4.09% (a)	367	0.01%
	(Cost $367)
TOTAL SHORT TERM INVESTMENTS		1,216,118	34.16%

TOTAL INVESTMENTS
	(Cost $4,148,039)	4,157,976	116.79%

	Liabilities in excess of other Assets	(597,706)	-16.79%

	TOTAL NET ASSETS	$ 3,560,270	100.00%

* Non-income producing during the period.
(a) Variable rate security; the coupon rate shown represents the yield at the ending June 30, 2006.

NOTES TO FINANCIAL STATEMENTS
Forester Funds
1. SECURITY TRANSACTIONS
At June 30, 2006 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,148,039 amounted to $9,937 which consisted of aggregate gross unrealized appreciation of $182,145 and aggregate gross unrealized depreciation of $172,208.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date August 28, 2006